Pensions - Sensitivity analysis (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($) yr
Discount rate [member] | Low range value [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, change due to decrease in assumption	$ 689
Service cost 2018, decrease	$ 25
Discount rate	(0.50%)
Discount rate [member] | High range value [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, change due to increase in assumption	$ (607)
Service cost 2018, increase	$ (22)
Discount rate	0.50%
Expected rate of compensation [member] | Low range value [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, change due to decrease in assumption	$ (92)
Service cost 2018, decrease	$ (8)
Expected rate of compensation increase	(0.50%)
Expected rate of compensation [member] | High range value [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, change due to increase in assumption	$ 88
Service cost 2018, increase	$ 8
Expected rate of compensation increase	0.50%
Expected rate of pension increase [member] | Low range value [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, change due to decrease in assumption	$ (583)
Service cost 2018, decrease	$ (19)
Expected rate of pension increase	(0.50%)
Expected rate of pension increase [member] | High range value [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, change due to increase in assumption	$ 527
Service cost 2018, increase	$ 21
Expected rate of pension increase	0.50%
Mortality assumption [member] | Low range value [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, change due to decrease in assumption	$ (323)
Service cost 2018, decrease	$ (11)
Mortality assumption | yr	(1)
Mortality assumption [member] | High range value [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Defined benefit obligation, change due to increase in assumption	$ 295
Service cost 2018, increase	$ 8
Mortality assumption | yr	1